                                     OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                       OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
                                       OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
                                             OPPENHEIMER BOND FUND/VA
                                          OPPENHEIMER HIGH INCOME FUND/VA
                                  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
                                             OPPENHEIMER MONEY FUND/VA
                                      OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                                  A Series of Oppenheimer Variable Account Funds
                                     Supplement dated November 8, 2002 to the
                               Statement of Additional Information dated May 1, 2002

         The Statement of Additional Information is changed as follows:

1.       The section captioned "Future" on page 16 is revised by deleting number (4) and replacing it with the following in the first paragraph:

     "(4) commodity contracts (these are referred to as "Commodity Futures") and (5) foreign currencies (these are referred to as "forward contracts")."

2.       The section caption "Additional Information About the Fund - The Custodian" on page 58 is revised by replacing the first sentence of the paragraph with the following:

     "J.P. Morgan Chase Bank is the custodian of the Funds' assets."

3.       The section captioned "Custodian Bank" on the back cover is replaced with the following:

         Custodian Bank
                  J.P. Morgan Chase Bank
                  4 Chase MetroTech Center
                  Brooklyn, NY 11245

November 8, 2002                                                       PX0600.012